Total
Invesco High Yield Select ETF
Summary Information
Investment Objective
The Invesco High Yield Select ETF (the “Fund”) seeks current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco High Yield Select ETF Invesco High Yield Select ETF
Management Fees	0.48%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.50%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco High Yield Select ETF | Invesco High Yield Select ETF | USD ($)	51	160	280	628

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal period December 7, 2022 (commencement of operations) through October 31, 2023, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in relatively higher quality below investment grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds” with more speculative characteristics than investment grade securities), as well as in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers such higher quality securities as those rated between B- and BB+ (or the equivalent) by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, deemed to be of comparable quality by Invesco Advisers, Inc. (the “Sub-Adviser”). By comparison, investment grade securities are: (i) securities rated at least BBB- (or the equivalent) by a NRSRO, or (ii) unrated securities determined by the Sub-Adviser to be of comparable quality. If two or more NRSROs have assigned different ratings to a security, the Sub-Adviser uses the highest rating assigned. Up to 10% of the Fund’s net assets may be securities rated below B- (or the equivalent) in the event that a security selected by the Fund experiences a rating downgrade.
The fixed-income securities in which the Fund invests include corporate bonds and convertible securities, which are securities that generally pay interest and may be converted into common stock. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”). The Fund also may purchase mortgage-backed securities (MBS) and asset-backed securities (ABS) such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). ABS are fractional interests in pools of loans, receivables or other assets and are collateralized by the receivables or other assets that make up the pool. A CLO is an ABS whose underlying collateral is a pool of loans. CDOs are structured similarly to CLOs, but are backed by pools of assets that are securities rather than only loans, typically including bonds, other structured finance securities and/or synthetic instruments. A CMO is a type of MBS that creates separate classes with varying maturities and interest rates, called tranches, and may be collateralized by whole mortgage loans or portfolios of mortgage pass-through securities.
The Fund may invest in derivative instruments, including swap agreements, options, futures contracts and forward foreign currency contracts. The Fund will use such investments to hedge or adjust its exposure to interest rates or credit risk and to manage the portfolio’s duration. The Fund also may invest up to 15% of its net assets in illiquid securities. In addition, the Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including foreign issuers located in emerging markets, as well as sovereign debt of foreign countries. There is no limit on the amount that the Fund may invest in any country or geographic region.
The Sub-Adviser selects securities for the Fund’s portfolio using a bottom-up evaluation process based on a fundamental analysis, a quantitative analysis, and a relative value assessment. The fundamental analysis considers the competitive landscape, risks to an issuer’s business model, as well as the overall competence of the management team. The quantitative analysis focuses on the quality of an issuer’s assets, its balance sheet, and the ability to generate free cash flow going forward. The relative value assessment compares pricing to comparable issuers and securities and assesses a security’s relative liquidity. The Sub-Adviser supplements its bottom-up fundamental analysis with an ongoing top-down analysis of sector and macro-economic trends, such as changes in interest rates.
The portfolio managers attempt to control the Fund’s risk by limiting its investment in any one security to 5% of the Fund’s net assets, and by diversifying the portfolio’s holdings over a number of different industries.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security, issuer or industry, a change in an issuer’s credit quality, or general liquidity needs of the Fund. The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer's operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Sub-Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or Fund investments may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Return—Calendar Year

	Period Ended	Returns
Best Quarter	December 31, 2023	6.10%
Worst Quarter	September 30, 2023	0.52%

Average Annual Total Returns (for the period ended December 31, 2023)
Average Annual Returns - Invesco High Yield Select ETF		1 Year	Since Inception	Inception Date
Invesco High Yield Select ETF		11.42%	9.24%	Dec. 09, 2022
After Taxes on Distributions | Invesco High Yield Select ETF		8.01%	6.08%
After Taxes on Distributions and Sale of Fund Shares | Invesco High Yield Select ETF		6.64%	5.65%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	5.53%	3.89%
Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	[1]	12.56%	10.41%
[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.